UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  200 Greenwich Avenue
          Greenwich, Connecticut 06830


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Greenwich, Connecticut         August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             58

Form 13F Information Table Value Total:             $135,648
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name

1.         028-13236                    Southport Energy Plus Partners, L.P.

2.         028-13524                    Southport Energy Plus Master Fund, L.P.


                                                   FORM 13F INFORMATION TABLE
                                                   Sound Energy Partners, Inc.
                                                        June 30, 2012


COL 1                          COL 2              COL 3       COL 4          COL 5         COL 6            COL 7       COL 8

                                                              VALUE     SHRS OR  SH/ PUT/  INVESTMENT       OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION       MGRS   SOLE  SHARED NONE
--------------                 --------------     -----       --------  -------  --- ----  ----------       ----   ----  ------ ----
ALPHA NATURAL RESOURCES INC    COM                02076X102    3,857    442,770  SH        SHARED-DEFINED   1      442,770
ALPHA NATURAL RESOURCES INC    COM                02076X102    3,001    344,580  SH        SHARED-DEFINED   2      344,580
ALPHA NATURAL RESOURCES INC    COM                02076X102      436     50,000  SH        SOLE                     50,000
ARCH COAL INC                  COM                039380100      387     56,230  SH        SHARED-DEFINED   1       56,230
ARCH COAL INC                  COM                039380100      302     43,770  SH        SHARED-DEFINED   2       43,770
CIMAREX ENERGY CO              COM                171798101      276      5,000  SH        SOLE                      5,000
CONTINENTAL RESOURCES INC      COM                212015101    1,873     28,120  SH        SHARED-DEFINED   1       28,120
CONTINENTAL RESOURCES INC      COM                212015101    1,458     21,880  SH        SHARED-DEFINED   2       21,880
DEVON ENERGY CORP NEW          COM                25179M103    5,348     92,220  SH        SHARED-DEFINED   1       92,220
DEVON ENERGY CORP NEW          COM                25179M103    4,163     71,780  SH        SHARED-DEFINED   2       71,780
DEVON ENERGY CORP NEW          COM                25179M103    2,900     50,000      CALL  SOLE                     50,000
ENCANA CORP                    COM                292505104    1,757     84,350  SH        SHARED-DEFINED   1       84,350
ENCANA CORP                    COM                292505104    1,367     65,650  SH        SHARED-DEFINED   2       65,650
ENCANA CORP                    COM                292505104      104      5,000  SH        SOLE                      5,000
ENSCO PLC                      SHS CLASS A        G3157S106    2,966     63,150  SH        SHARED-DEFINED   1       63,150
ENSCO PLC                      SHS CLASS A        G3157S106    2,309     49,150  SH        SHARED-DEFINED   2       49,150
EOG RES INC                    COM                26875P101      709      7,870  SH        SHARED-DEFINED   1        7,870
EOG RES INC                    COM                26875P101      552      6,130  SH        SHARED-DEFINED   2        6,130
GOODRICH PETE CORP             COM NEW            382410405    1,617    116,690  SH        SHARED-DEFINED   1      116,690
GOODRICH PETE CORP             COM NEW            382410405    1,259     90,810  SH        SHARED-DEFINED   2       90,810
HALLIBURTON CO                 COM                406216101    4,436    156,257  SH        SHARED-DEFINED   1      156,257
HALLIBURTON CO                 COM                406216101    3,453    121,610  SH        SHARED-DEFINED   2      121,610
HALLIBURTON CO                 COM                406216101      256      9,000  SH        SOLE                      9,000
HESS CORP                      COM                42809H107    2,566     59,050  SH        SHARED-DEFINED   1       59,050
HESS CORP                      COM                42809H107    1,997     45,950  SH        SHARED-DEFINED   2       45,950
HESS CORP                      COM                42809H107      217      5,000  SH        SOLE                      5,000
ISHARES TR                     RUSSELL 2000       464287655    6,491     81,500      PUT   SHARED-DEFINED   1       81,500
ISHARES TR                     RUSSELL 2000       464287655    5,058     63,500      PUT   SHARED-DEFINED   2       63,500
KINDER MORGAN INC DEL          COM                49456B101    1,323     41,050  SH        SHARED-DEFINED   1       41,050
KINDER MORGAN INC DEL          COM                49456B101    1,029     31,950  SH        SHARED-DEFINED   2       31,950
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060U589    1,887     98,410  SH        SHARED-DEFINED   1       98,410
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060U589    1,468     76,590  SH        SHARED-DEFINED   2       76,590
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060U589      192     10,000  SH        SOLE                     10,000
MARKET VECTORS ETF TR          OIL SVCS ETF       57060U191    4,010    112,500      PUT   SHARED-DEFINED   1      112,500
MARKET VECTORS ETF TR          OIL SVCS ETF       57060U191    3,119     87,500      PUT   SHARED-DEFINED   2       87,500
NEWFIELD EXPL CO               COM                651290108      824     28,120  SH        SHARED-DEFINED   1       28,120
NEWFIELD EXPL CO               COM                651290108      641     21,880  SH        SHARED-DEFINED   2       21,880
PIONEER NAT RES CO             COM                723787107      992     11,250  SH        SHARED-DEFINED   1       11,250
PIONEER NAT RES CO             COM                723787107      772      8,750  SH        SHARED-DEFINED   2        8,750
ROWAN COMPANIES PLC            SHS CL A           G7665A101    3,832    118,530  SH        SHARED-DEFINED   1      118,530
ROWAN COMPANIES PLC            SHS CL A           G7665A101    2,982     92,250  SH        SHARED-DEFINED   2       92,250
SCHLUMBERGER LTD               COM                806857108    2,398     36,950  SH        SHARED-DEFINED   1       36,950
SCHLUMBERGER LTD               COM                806857108    1,866     28,750  SH        SHARED-DEFINED   2       28,750
SM ENERGY CO                   COM                78454L100      295      6,000  SH        SOLE                      6,000
SPDR S&P 500 ETF TR            TR UNIT            78462F103   15,330    112,500      PUT   SHARED-DEFINED   1      112,500
SPDR S&P 500 ETF TR            TR UNIT            78462F103   11,924     87,500      PUT   SHARED-DEFINED   2       87,500
SPDR S&P 500 ETF TR            TR UNIT            78462F103    1,363     10,000      PUT   SOLE                     10,000
SYNTROLEUM CORP                COM                871630109      236    350,000  SH        SOLE                    350,000
TRANSOCEAN LTD                 REG SHS            H8817H100    3,931     87,890  SH        SHARED-DEFINED   1       87,890
TRANSOCEAN LTD                 REG SHS            H8817H100    3,060     68,410  SH        SHARED-DEFINED   2       68,410
TRANSOCEAN LTD                 REG SHS            H8817H100      268      6,000  SH        SOLE                      6,000
WABASH NATL CORP               COM                929566107      232     35,000  SH        SOLE                     35,000
WALTER ENERGY INC              COM                93317Q105    2,022     45,780  SH        SHARED-DEFINED   1       45,780
WALTER ENERGY INC              COM                93317Q105    1,573     35,620  SH        SHARED-DEFINED   2       35,620
WALTER ENERGY INC              COM                93317Q105      110      2,500  SH        SOLE                      2,500
WEATHERFORD INTERNATIONAL LT   REG SHS            H27013103    3,748    296,771  SH        SHARED-DEFINED   1      296,771
WEATHERFORD INTERNATIONAL LT   REG SHS            H27013103    2,917    230,970  SH        SHARED-DEFINED   2      230,970
WEATHERFORD INTERNATIONAL LT   REG SHS            H27013103      189     15,000  SH        SOLE                     15,000



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